Other Operating Expenses (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Operating Expense [Abstract]
Summary of Other Operating Expenses

	For the year ended March 31
Particulars	2021	2022	2023
Payment gateway and other charges	13,385	28,635	57,847
Outsourcing expenses	7,877	12,827	23,338
Website hosting charges	12,129	14,088	20,558
Travelling and conveyance	247	780	2,894
Communication	2,857	3,732	5,459
Technology and maintenance	3,904	4,224	5,605
Legal and professional	4,364	6,397	6,086
Provision for litigations*	—	4,700	—
Net loss on de-recognition of property, plant and equipment	406	—	—
Intangible assets written off	—	17	—
Miscellaneous expenses	5,906	6,175	11,911
Total	51,075	81,575	133,698

* The Company had earlier provided for certain arbitral awards amounting to USD 39,204 while continuing to seek legal recourse in its dispute with former shareholders of Hotel Travel Group (HT). On February 15, 2022, the Company and former shareholders of HT have entered into a full and final settlement of all outstanding disputes including withdrawal of all proceedings for a settlement amount of USD 35,500 to be paid to the former shareholders of HT over a period of 18 months ending on September 1, 2023. The excess provision of USD 3,704 had been reversed and the unpaid settlement amount had been reclassified as a financial liability.